Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Total cash and cash equivalents	$ 10,890	$ 11,247
Balance in USD [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Total cash and cash equivalents	9,174	10,758
Balance in other currencies [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents [Line Items]
Total cash and cash equivalents	$ 1,716	$ 489